CAPITAL MANAGEMENT (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CAPITAL MANAGEMENT
Capital Stock	$ 442,672	$ 444,411
Paid in capital	254,538,548	264,229,227
Inflation Adjustment of capital stock	27,960,909	28,325,583
Treasury shares	14,050	12,311
Inflation adjustment of treasury shares	2,944,946	2,580,272
Cost of Treasury shares	(5,166,412)	(4,307,608)
Reserves	4,307,608	19,308,569
Retained earnings	51,354,318	(24,700,453)
Other comprehensive income	6,389,921	3,220,774
Shareholders' Equity attributable to owners of the parent company	342,786,560	289,113,086
Shareholders' Equity attributable to non-controlling interests	274,693	229,326
TOTAL SHAREHOLDERS' EQUITY	$ 343,061,253	$ 289,342,412